Derivative and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of estimated fair value of oil, natural gas and NGL derivative instrument asset (liabilities)
The estimated fair values of our oil, natural gas and NGL derivative instrument assets (liabilities) as of December 31, 2019 and 2018 are provided below:

	December 31, 2019		December 31, 2018
	Notional Volume	Fair Value	Notional Volume	Fair Value
		($ in millions)		($ in millions)
Oil (mmbbl):
Fixed-price swaps	24	$(7)	12	$157
Collars	2	14	8	98
Basis protection swaps	8	(2)	7	5
Total oil	34	5	27	260
Natural gas (bcf):
Fixed-price swaps	265	125	623	26
Three-way collars	—	—	88	1
Collars	—	—	55	(3)
Call options	22	—	44	—
Call swaptions	29	(2)	106	(9)
Basis protection swaps	30	2	50	—
Total natural gas	346	125	966	15
Contingent Consideration:
Utica divestiture		—		7
Total estimated fair value		$130		$282

Schedule of effects of dividend instruments in consolidated balance sheets
The following table presents the fair value and location of each classification of derivative instrument included in the consolidated balance sheets as of December 31, 2019, and 2018 on a gross basis and after same-counterparty netting:

Balance Sheet Classification	Gross Fair Value	Amounts Netted in the Consolidated Balance Sheets	Net Fair Value Presented in the Consolidated Balance Sheets
	($ in millions)
As of December 31, 2019
Commodity Contracts:
Short-term derivative asset	$174	$(40)	$134
Short-term derivative liability	(42)	40	(2)
Long-term derivative liability	(2)	—	(2)
Total derivatives	$130	$—	$130

As of December 31, 2018
Commodity Contracts:
Short-term derivative asset	$306	$(104)	$202
Long-term derivative asset	117	(41)	76
Short-term derivative liability	(107)	104	(3)
Long-term derivative liability	(41)	41	—
Contingent Consideration:
Short-term derivative asset	7	—	7
Total derivatives	$282	$—	$282

Schedule of effects of derivative instruments in consolidated statements of operations
The components of oil, natural gas and NGL revenues for the years ended December 31, 2019, 2018 and 2017 are presented below:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
Oil, natural gas and NGL revenues	$4,517	$5,189	$4,574
Gains on undesignated oil, natural gas and NGL derivatives	40	—	445
Losses on terminated cash flow hedges	(35)	(34)	(34)
Total oil, natural gas and NGL revenues	$4,522	$5,155	$4,985
The components of marketing revenues for the years ended December 31, 2019, 2018 and 2017 are presented below:

	Years Ended December 31,
	2019	2018	2017
	($ in millions)
Marketing revenues	$3,971	$5,069	$4,511
Gains (losses) on undesignated marketing natural gas derivatives	(4)	7	—
Total marketing revenues	$3,967	$5,076	$4,511

Schedule of effects of derivative instruments in accumulated other comprehensive income (loss)
A reconciliation of the changes in accumulated other comprehensive income (loss) in our consolidated statements of stockholders’ equity related to our cash flow hedges is presented below:

	Years Ended December 31,
	2019		2018		2017
	Before Tax	After Tax	Before Tax	After Tax	Before Tax	After Tax
	($ in millions)
Balance, beginning of period	$(80)	$(23)	$(114)	$(57)	$(153)	$(96)
Net change in fair value	—	—	—	—	5	5
Losses reclassified to income	35	35	34	34	34	34
Balance, end of period	$(45)	$12	$(80)	$(23)	$(114)	$(57)

Schedule of fair value measurement of financial assets (liabilities) measured at fair value on a recurring basis
The following table provides information for financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
		($ in millions)
As of December 31, 2019
Derivative Assets (Liabilities):
Commodity assets	$—	$160	$14	$174
Commodity liabilities	—	(42)	(2)	(44)
Total derivatives	$—	$118	$12	$130

As of December 31, 2018
Derivative Assets (Liabilities):
Commodity assets	$—	$319	$103	$422
Commodity liabilities	—	(131)	(16)	(147)
Utica divestiture contingent consideration	—	—	7	7
Total derivatives	$—	$188	$94	$282
A summary of the changes in the fair values of our financial assets (liabilities) classified as Level 3 during 2019 and 2018 is presented below:

	Commodity Derivatives	Utica Contingent Consideration
	($ in millions)
Balance, as of January 1, 2019	$87	$7
Total gains (losses) (realized/unrealized):
Included in earnings(a)	(59)	(7)
Total purchases, issuances, sales and settlements:
Settlements	(16)	—
Balance, as of December 31, 2019	$12	$—

Balance, as of January 1, 2018	$(15)	$—
Total gains (losses) (realized/unrealized):
Included in earnings(a)	77	7
Total purchases, issuances, sales and settlements:
Settlements	25	—
Balance, as of December 31, 2018	$87	$7
___________________________________________

(a)		Commodity Derivatives		Utica Contingent Consideration

		2019	2018	2019	2018
		($ in millions)
	Total gains (losses) included in earnings for the period	$(59)	$77	$(7)	$7
	Change in unrealized gains (losses) related to assets still held at reporting date	$(19)	$86	$—	$7
The following table provides fair value measurement information for the above-noted financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
	($ in millions)
As of December 31, 2019
Financial Assets (Liabilities):
Other current assets	$42	$—	$—	$42
Other current liabilities	(43)	—	—	(43)
Total	$(1)	$—	$—	$(1)

As of December 31, 2018
Financial Assets (Liabilities):
Other current assets	$50	$—	$—	$50
Other current liabilities	(51)	—	—	(51)
Total	$(1)	$—	$—	$(1)

Schedule of quantitative information about Level 3 inputs used in fair value measurement of commodity contracts	The following table presents quantitative information about Level 3 inputs used in the fair value measurement of our commodity derivative contracts as of December 31, 2019:

Instrument Type	Unobservable Input	Range	Weighted Average	Fair Value December 31, 2019
				($ in millions)
Oil trades	Oil price volatility curves	20.71% – 67.28%	25.62%	$14
Natural gas trades	Natural gas price volatility curves	16.93% – 171.49%	39.67%	$(2)